Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 7,600	$ 5,300	$ 21,000	$ 14,400	$ 20,000	$ 16,300
Goodwill foreign currency translation adjustment					$ 60	$ 0